Fees Summary	Jul. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 279,235,286.95
Previously Paid Amount	0.00
Total Fee Amount	38,562.39
Total Offset Amount	0.00
Net Fee	$ 38,562.39
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A